Variable Interest Entities ("VIE")	9 Months Ended
Sep. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities ("VIE")	VARIABLE INTEREST ENTITIES ("VIEs")
12.1 Lessor VIEs

As of September 30, 2022, we leased one (December 31, 2021: eight) vessel(s) from a VIE as part of sale and leaseback agreements. Following the disposals of certain vessels and associated lessor VIEs to CoolCo, our continuing lessor VIE as of September 30, 2022, is a China State Shipbuilding Corporation entity (the “CSSC” entity). The CSSC entity is a wholly-owned, newly formed special purpose vehicle (“Lessor SPV”). In this transaction, we sold our vessel, the Hilli, and then subsequently leased back the vessel on a bareboat charter for a term of ten years. We have an option to repurchase the vessel at a fixed predetermined amount during its charter period and an obligation to repurchase the vessel at the end of the vessel's lease period. As further discussed in note 11, during the nine months ended September 30, 2022, the Vessel SPA resulted in the disposal of eight of our subsidiaries, being the disponent owners of seven vessels (Golar Seal; Golar Crystal, Golar Bear, Golar Glacier, Golar Snow, Golar Ice and Golar Kelvin).

Refer to note 5 to our consolidated financial statements filed with our 2021 Annual Report, for additional details on these Lessor VIEs.

A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charter with the lessor VIE as of September 30, 2022, is shown below:

(in thousands of $)	2022 (1)	2023	2024	2025	2026	2027+
Hilli (2)	30,247	117,704	112,347	106,726	101,237	118,810
(1) For the three months ending December 31, 2022.
(2) The payment obligations above include variable rental payments due under the lease based on an assumed LIBOR plus margin.

The assets and liabilities of the lessor VIE that most significantly impact our unaudited consolidated balance sheet as of September 30, 2022 and December 31, 2021, are as follows:

(in thousands of $)	September 30, 2022	December 31, 2021
Assets
Restricted cash and short-term deposits	17,503	16,523

Liabilities
Debt:
Current portion of long-term debt and short-term debt (1)	(347,097)	(380,554)
Long-term debt (1)	(171,687)	(216,313)
	(518,784)	(596,867)
(1) Where applicable, these balances are net of deferred finance charges.

The most significant impact of the lessor VIE's operations on our unaudited consolidated statements of operations, and unaudited consolidated statements of cash flows are as follows:

(in thousands of $)	Nine months ended September 30,
	2022	2021
Continuing operations
Statement of operations
Interest expense	5,280	3,995

Statement of cash flows
Net debt repayments	(80,492)	(64,854)
Net debt receipts	2,287	2,848

(in thousands of $)	Nine months ended September 30,
	2022	2021

Discontinued operations
Statement of operations
Interest expense	3,814	16,472

Statement of cash flows
Net debt repayments	—	(132,454)
Net debt receipts	—	10,073
Financing costs paid	—	(700)

12.2    Golar Hilli LLC

Following the sale of common units in Hilli LLC, we have retained sole control over the most significant activities and the greatest exposure to variability in residual returns and expected losses from the Hilli. Accordingly, management has concluded that Hilli LLC is a VIE and that we are the primary beneficiary.

Summarized financial information of Hilli LLC

The assets and liabilities of Hilli LLC(1) that most significantly impact our unaudited consolidated balance sheet are as follows:

(in thousands of $)	September 30, 2022	December 31, 2021
Balance sheet
Current assets	118,539	157,643
Non-current assets	1,662,370	1,280,217
Current liabilities	(384,071)	(444,352)
Non-current liabilities	(223,583)	(270,371)
(1) As Hilli LLC is the primary beneficiary of the Hilli Lessor VIE (see above) the Hilli LLC balances include the Hilli Lessor VIE.

The most significant impact of Hilli LLC VIE's operations on our unaudited consolidated statements of income, and unaudited consolidated statements of cash flows, are as follows:

(in thousands of $)	Nine months ended September 30,
	2022	2021
Statement of operations
Liquefaction services revenue	178,314	164,614
Realized and unrealized gain on oil and gas derivative instruments	516,668	157,119

Statement of cash flows
Net debt repayments	(80,492)	(64,854)
Net debt receipts	2,287	2,848
Cash dividends paid	(39,293)	(24,437)

12.3    Gimi MS Corporation

Following the closing of the sale of 30% of the common units of Gimi MS Corporation (“Gimi MS”) to First FLNG Holdings in April 2019, we have determined that (i) Gimi MS is a VIE, (ii) we are the primary beneficiary and retain sole control over the most significant activities and the greatest exposure to variability in residual returns and expected losses from the Gimi. Thus, Gimi MS continues to be consolidated into our financial statements.
Summarized financial information of Gimi MS

The assets and liabilities of Gimi MS that most significantly impact our consolidated balance sheet are as follows:

(in thousands of $)	September 30, 2022	December 31, 2021
Balance sheet
Current assets	12,048	7,107
Non-current assets	1,153,984	877,835
Current liabilities	(12,837)	(18,127)
Non-current liabilities	(515,732)	(389,244)

The most significant impact of Gimi MS VIE's operations on our unaudited consolidated statements of cash flows, is as follows:

(in thousands of $)	Nine months ended September 30,
	2022	2021
Statement of cash flows
Additions to asset under development	(220,354)	(183,305)
Capitalized financing costs	(2,748)	(4,432)
Net debt receipts	125,000	110,000
Proceeds from subscription of equity interest	26,903	16,872